Transactions with related parties	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Transactions with related parties	Transactions with related parties
Related parties comprise the Group’s parent companies, key management personnel and any businesses which are controlled, directly or indirectly by the founders, officers and directors or over which they exercise significant management influence. Related party transactions are entered in the normal course of business at prices and terms approved by the Group’s management.
The following transactions were carried out with related parties:

	2023	2022	2021

Sales of services
Associates (legal and administrative services)(a)	153	86	23
Entity controlled by management personnel(b)	6	3	10
	159	89	33
Purchases of goods and services
Entity controlled by management personnel(b)	—	—	(1,531)
Associates (transaction services)(c)	(3,207)	(1,800)	(1,119)
Service provider	—	—	(440)
	(3,207)	(1,800)	(3,090)

(a)Related to services provided to Trinks.
(b)Related to consulting and management services with Genova Consultoria e Participações Ltda., travel services reimbursed to Zurich Consultoria e Participações Ltda and VCK Investment Fund.
(c)Related mainly to expenses paid to Trinks, RH Software, APP and Tablet Cloud for consulting services, marketing expenses, sales commissions and software license to new customer’s acquisition.
Services provided to related parties include legal and administrative services provided under normal trade terms and reimbursement of other expenses incurred in their respect.
As of December 31, 2023, some officers and directors had subscribed to the Group’s banking solutions. The total amount recognized in Deposits from banking customers is R$ 253 (2022 – R$ 86).
13.1.    Year-end balances
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2023	2022

Loans to associate	2,512	3,932
Receivables from related parties	2,512	3,932
Comparative balances have been revised and certain balances due by parties at December 31, 2022 were no longer considered related parties.
As of December 31, 2023, there is no allowance for expected credit losses on related parties’ receivables. No guarantees were provided or received in relation to any accounts receivable or payable involving related parties.
13.2.    Key management personnel compensation
Management includes executive officers and members of Board of Directors of the Group and compensation consists of fixed compensation, profit sharing and benefits plus any corresponding social or labor charges and or provisions for such charges. Compensation expenses are recognized in profit or loss of the Group. For the years ended December 31, 2023 and 2022, compensation expense was as follows:

	2023	2022	2021

Short-term benefits	64,904	45,169	13,621
Share-based payments (Note 20.4)	86,215	64,038	29,332
	151,119	109,207	42,953